Investment Objectives and Goals	Dec. 22, 2025
T. Rowe Price Global Value Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
T. Rowe Price Institutional Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.